UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Steven I. Koszalka

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America® Semi-annual report for the six months ended February 28, 2015

Short-Term Bond Fund of America seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average effective maturity no greater than three years.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2015 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime (since 10/2/06)

Reflecting 2.50% maximum sales charge	-1.78%	0.25%	1.48%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.59% for Class A shares as of the prospectus dated November 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

During the first half of the fiscal year for Short-Term Bond Fund of America, the U.S. bond market experienced increased volatility and generally positive returns. Falling interest rates created a favorable environment for fixed-income investors, offset at times by concerns about shifting U.S. monetary policy. For the six-month period ended February 28, 2015, the fund returned 0.17%.

By comparison, the Barclays U.S. Government/Credit 1-3 years ex BBB Index — a broad measure of the market in which the fund invests — returned 0.46%. Meanwhile, the Lipper Short U.S. Government Funds Average, a peer group measure, posted a return of 0.23%. Results for longer periods are shown in the table below.

Investors who reinvested monthly dividends totaling about 2 cents a share earned an income return of 0.20% over the six months. For those who took their dividends in cash, the figure was the same. The fund’s share price remained essentially flat.

Bond market overview

During the six-month period, higher levels of volatility buffeted the U.S. bond market amid uneven global economic growth, flare-ups in geopolitical risk and rapidly falling oil prices. The winding down of the Federal Reserve’s bond-buying program, known as quantitative easing, also added to uncertainty in the market. Pressured largely by global financial trends, the yield on the benchmark 10-year U.S. Treasury note declined 35 basis points to end the period at 2.00%.

Results at a glance

For periods ended February 28, 2015, with all distributions reinvested

	Cumulative total returns		Average annual total returns
					Lifetime
	6 months	1 year	3 years	5 years	(since 10/2/06)

Short-Term Bond Fund of America (Class A shares)	0.17%	0.25%	0.29%	0.66%	1.77%
Barclays U.S. Government/Credit 1–3 Years ex BBB Index*	0.46	0.76	0.78	1.17	2.71
Lipper Short U.S. Government Funds Average	0.23	0.40	0.28	0.77	2.22

*	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Short-Term Bond Fund of America	1

The U.S. economy continued to expand at a moderate pace, supported by better consumer spending and steadily rising employment. In the fourth quarter, U.S. gross domestic product (GDP) grew at an annualized rate of 2.2%, matching the nation’s average rate of growth from 2010 to 2013. Hiring remained strong in February with employers adding 295,000 new jobs while the unemployment rate fell to 5.5%. Meanwhile, the dollar appreciated sharply against the euro, the yen and most other currencies around the world.

A stronger U.S. economy stood in contrast to many other regions, particularly Europe and Asia, where slowing growth trends and deflationary pressures took a toll on investor sentiment. Central banks in Europe, China, Japan and elsewhere ramped up their own monetary stimulus programs as the Fed completed the last of its monthly bond purchases in October. Despite the actions of the Fed, U.S. interest rates continued to decline primarily due to tumbling global bond yields — making U.S. debt more attractive to investors on a relative basis.

Inside the portfolio

The fund reduced its investments in Treasury and U.S. agency securities during the six-month period, preferring opportunities in other areas of the bond market. Treasuries and agencies declined from 49% of the portfolio at the end of August to 37% at the end of February. A significant portion of the proceeds were shifted into asset-backed securities (ABS), including high-quality bonds backed by auto leases and credit card receipts. Attractive valuations in the sector prompted portfolio managers to raise the fund’s ABS exposure from 8% in August to 14% in February.

Managers also added to investments in Treasury Inflation-Protected Securities (TIPS), primarily as an insurance policy against higher inflation. TIPS returns were disappointing during the six-month period, especially amid falling oil prices and lower inflation expectations. Nonetheless, managers believe that TIPS valuations are attractive and they continue to maintain a high level of conviction in these securities.

The fund’s exposure to corporate bonds rose from 15% of the portfolio in August to 16% in February, largely due to attractive valuations. For instance, managers added to positions in the energy sector as declining oil prices created opportunities among select, high-quality securities. On the other hand, the fund’s holdings in mortgage-backed securities declined from 19% to 16%, primarily due to persistently high valuations.

Looking ahead

The outlook for the U.S. economy remains bright, as evidenced by an improving employment picture, healthy GDP growth and moderate-to-low levels of inflation. With these tailwinds firmly in place, managers believe the Fed will raise short-term interest rates before the end of 2015, barring an unforeseen deterioration in the economic data. Slowing growth in Europe and Asia, while worrisome, is not expected to derail the U.S. recovery.

2	Short-Term Bond Fund of America

Without question, rising rates would put stress on the bond market. Managers expect higher volatility at times as the Fed contemplates changes in monetary policy and ultimately takes a first step toward tightening. In such an environment, existing bonds can lose value. However, over the long term, higher rates are beneficial for fixed-income investors. As securities are sold or reach maturity, the proceeds can be reinvested in less expensive bonds at higher yields, providing better income opportunities and contributing to total return.

Moreover, it is important to remember that bonds are a valuable diversification tool. Bonds can dampen volatility during uncertain economic times and potentially offset losses during periods of weakness in the stock market. In addition, short-duration bonds are generally less affected by rising interest rates than intermediate- and long-duration bonds. As always, this fund’s conservative investment approach is designed to offer investors a measure of stability, seeking to preserve capital while also providing some income.

Thank you for your continued support. We look forward to reporting to you again in six months.

Sincerely,

John R. Queen
President

April 13, 2015

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2015, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.51%. The fund’s 12-month distribution rate for Class A shares as of that date was 0.40%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Short-Term Bond Fund of America	3

Summary investment portfolio February 28, 2015	unaudited

Investment mix by security type	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	37.32%
AAA/Aaa	31.46
AA/Aa	11.52
A/A	8.70
Short-term securities & other assets less liabilities	11.00
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 89.00%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 25.72%
U.S. Treasury 17.66%
U.S. Treasury 0.625% 2016	$200,000	$200,192
U.S. Treasury 1.50% 2016[1]	90,560	91,869
U.S. Treasury 1.75% 2016	45,655	46,438
U.S. Treasury 0.875% 2017	100,000	100,198
U.S. Treasury 1.00% 2017	70,105	70,206
U.S. Treasury 1.00% 2017	60,000	60,401
U.S. Treasury 1.00% 2017	50,000	50,168
U.S. Treasury 0.875% 2018	47,000	46,860
U.S. Treasury 1.00% 2018	42,000	42,005
U.S. Treasury 1.375% 2020	50,000	49,715
U.S. Treasury 2.00% 2025	53,500	53,529
U.S. Treasury 0.50%–2.50% 2016–2045	6,000	5,978
		817,559

U.S. Treasury inflation-protected securities 8.06%
U.S. Treasury Inflation-Protected Security 0.50% 2015[2]	175,566	175,093
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	41,361	42,105
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	40,093	40,754
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	56,874	57,846

4	Short-Term Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	$25,931	$26,512
U.S. Treasury Inflation-Protected Security 0.13%–2.00% 2016[2]	30,160	30,723
		373,033

Total U.S. Treasury bonds & notes		1,190,592

Corporate bonds & notes 16.41%
Financials 7.53%
Bank of Nova Scotia 0.482% 2016[3]	20,000	20,014
BNP Paribas 0.723% 2017[3]	14,845	14,867
JPMorgan Chase & Co. 2.25% 2020	26,075	25,945
Royal Bank of Canada 1.20% 2017	21,215	21,278
Other securities		266,546
		348,650

Energy 2.90%
Exxon Mobil Corp. 0.391% 2019[3]	31,820	31,839
Other securities		102,375
		134,214

Health care 2.62%
Merck & Co., Inc. 0.616% 2018[3]	26,200	26,296
Other securities		94,680
		120,976

Industrials 0.69%
General Electric Capital Corp. 0.53%–2.45% 2017[3]	29,840	30,544
Other securities		1,413
		31,957

Other 2.67%
Other securities		123,523

Total corporate bonds & notes		759,320

Mortgage-backed obligations 16.25%
Commercial mortgage-backed securities 8.07%
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4,5]	12,970	12,982
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[4,5]	33,300	33,662
Other securities		326,737
		373,381

Federal agency mortgage-backed obligations 6.61%
Fannie Mae 0.37%–6.00% 2019–2042[3,5]	103,458	110,306
Freddie Mac 3.50% 2035[5]	50,000	52,748
Freddie Mac 2.14%–5.50% 2024–2041[3,5]	31,675	33,753
Government National Mortgage Assn., Series 2012, Class H-20, 1.021% 2062[3,5]	39,622	40,100
Government National Mortgage Assn. 0.85%–6.64% 2059–2064[3,5]	66,150	69,193
		306,100

Other mortgage-backed securities 1.31%
Royal Bank of Canada 3.125% 2015[4,5]	7,000	7,022
Royal Bank of Canada 0.625% 2016[5]	33,448	33,501
Other securities		20,062
		60,585

Collateralized mortgage-backed (privately originated) 0.26%
Freddie Mac 1.17%–1.42% 2024–2025[3,5]	12,093	12,123

Total mortgage-backed obligations		752,189

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 14.40%
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.624% 2020[3,5]	$27,360	$27,360
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[4,5]	28,750	28,607
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,5]	25,000	25,028
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2017[5]	33,906	34,087
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[5]	25,000	25,010
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	26,710	26,766
Other securities		499,759
		666,617

Federal agency bonds & notes 11.60%
Fannie Mae 0.375% 2016	25,000	24,955
Fannie Mae 5.00% 2016	31,070	32,566
Fannie Mae 1.00% 2017	41,750	41,613
Fannie Mae 1.25% 2017	50,000	50,585
Fannie Mae 5.00% 2017	63,805	69,515
Fannie Mae 1.75% 2019	87,910	88,743
Fannie Mae 0.50%–2.63% 2015–2024	31,000	31,096
Federal Home Loan Bank 0.375% 2015	25,000	24,997
Federal Home Loan Bank 0.375% 2016	44,400	44,392
Federal Home Loan Bank 0.50%–1.13% 2016–2018	14,500	14,497
Freddie Mac 2.50% 2016	45,000	46,175
Freddie Mac 0.50%–3.13% 2017–2024[3,5]	23,052	23,253
Private Export Funding Corp. 1.375% 2017	36,930	37,178
Other securities		7,176
		536,741

Bonds & notes of governments & government agencies outside the U.S. 2.63%
Oesterreichische Kontrollbank Aktiengesellschaft 0.75% 2016	60,500	60,574
Oesterreichische Kontrollbank Aktiengesellschaft 1.63%–2.38% 2019–2021	3,000	3,061
Other securities		58,224
		121,859
Municipals 1.99%
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.087% 2016	25,000	25,012
Other securities		66,836
		91,848

Total bonds, notes & other debt instruments (cost: $4,099,899,000)		4,119,166

Short-term securities 12.31%
Bank of Nova Scotia 0.28% due 8/5/2015[4]	50,000	49,948
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.14% due 3/6/2015	50,000	49,999
BNP Paribas Finance Inc. 0.07% due 3/2/2015	50,000	50,000
Coca-Cola Co. 0.16% due 7/9/2015[4]	25,000	24,986

6	Short-Term Bond Fund of America

	Principal amount (000)	Value (000)
Fannie Mae 0.16% due 8/3/2015	$50,000	$49,983
Federal Home Loan Bank 0.06%–0.08% due 3/25/2015–4/24/2015	71,000	70,997
General Electric Co. 0.07% due 3/2/2015	80,600	80,600
Old Line Funding, LLC 0.18% due 4/20/2015[4]	40,000	39,990
Sumitomo Mitsui Banking Corp. 0.10% due 3/9/2015[4]	93,500	93,496
Victory Receivables Corp. 0.18% due 4/14/2015[4]	20,000	19,995
Other securities		39,883

Total short-term securities (cost: $569,836,000)		569,877
Total investment securities 101.31% (cost: $4,669,735,000)		4,689,043
Other assets less liabilities (1.31)%		(60,458)

Net assets 100.00%		$4,628,585

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $12,981,000, which represented .28% of the net assets of the fund.

Short-Term Bond Fund of America	7

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $2,109,725,000 over the prior 12-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 2/28/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.3775%	9/15/2015	$1,500,000	$15
Receive	LCH.Clearnet	3-month USD-LIBOR	0.758	8/1/2016	36,000	61
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7905	12/19/2016	400,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	0.893	1/5/2017	250,000	(377)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.9125	2/13/2017	150,000	170
Pay	LCH.Clearnet	3-month USD-LIBOR	0.946	2/20/2017	17,000	(28)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9085	2/26/2017	25,000	(20)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8805	3/3/2017	80,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	1.229	3/2/2018	12,000	(3)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.42	12/30/2018	61,000	477
Receive	LCH.Clearnet	3-month USD-LIBOR	2.34	12/31/2018	208,000	1,304
Receive	LCH.Clearnet	3-month USD-LIBOR	2.34	12/31/2018	58,200	365
Receive	LCH.Clearnet	3-month USD-LIBOR	2.28	1/5/2019	237,000	1,180
Receive	LCH.Clearnet	3-month USD-LIBOR	2.075	1/9/2019	25,500	24
Receive	LCH.Clearnet	3-month USD-LIBOR	2.05	1/9/2019	41,000	19
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7275	1/23/2019	12,500	(75)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.5285	1/26/2020	20,000	96
Pay	LCH.Clearnet	3-month USD-LIBOR	1.4205	2/6/2020	75,000	772
Pay	LCH.Clearnet	3-month USD-LIBOR	1.6595	2/17/2020	200,000	(190)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.624	3/2/2020	25,000	30
Pay	LCH.Clearnet	3-month USD-LIBOR	1.627	3/2/2020	6,000	6
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9135	2/17/2022	20,000	(28)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.02	12/30/2024	25,000	(420)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9225	12/31/2024	26,400	(333)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9225	12/31/2024	94,000	(1,186)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.8625	1/6/2025	109,000	(1,076)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.555	1/8/2025	18,000	65
Pay	LCH.Clearnet	3-month USD-LIBOR	2.61375	1/9/2025	11,000	11
Pay	LCH.Clearnet	3-month USD-LIBOR	2.42	1/21/2025	5,250	50
Receive	LCH.Clearnet	3-month USD-LIBOR	2.24793	2/19/2025	20,000	241
Receive	LCH.Clearnet	3-month USD-LIBOR	2.179	2/19/2025	7,000	40
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2605	2/24/2025	20,000	(263)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.695	1/5/2045	25,000	(1,153)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.604	2/23/2045	1,500	39
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4935	3/3/2045	15,000	—

						$(187)

8	Short-Term Bond Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $16,398,000, which represented .35% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $770,578,000, which represented 16.65% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations
Auth. = Authority
Ref. = Refunding
Rev. = Revenue

See Notes to Financial Statements

Short-Term Bond Fund of America	9

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2015	(dollars in thousands)

Assets:
Investment securities, at value (cost: $4,669,735)		$4,689,043
Cash		837
Receivables for:
Sales of investments	$81,262
Sales of fund’s shares	12,056
Interest	10,773	104,091
		4,793,971
Liabilities:
Payables for:
Purchases of investments	152,995
Repurchases of fund’s shares	8,807
Dividends on fund’s shares	93
Investment advisory services	1,015
Services provided by related parties	1,459
Trustees’ deferred compensation	45
Variation margin	821
Other	151	165,386
Net assets at February 28, 2015		$4,628,585

Net assets consist of:
Capital paid in on shares of beneficial interest		$4,615,545
Undistributed net investment income		1,420
Accumulated net realized loss		(7,501)
Net unrealized appreciation		19,121
Net assets at February 28, 2015		$4,628,585

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (463,484 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$2,919,602	292,212	$9.99
Class B	10,455	1,052	9.94
Class C	96,453	9,739	9.90
Class F-1	124,162	12,427	9.99
Class F-2	322,785	32,306	9.99
Class 529-A	292,476	29,273	9.99
Class 529-B	1,998	202	9.91
Class 529-C	69,127	6,993	9.88
Class 529-E	18,617	1,865	9.98
Class 529-F-1	51,275	5,132	9.99
Class R-1	5,322	538	9.90
Class R-2	45,035	4,550	9.90
Class R-2E	10	1	9.99
Class R-3	60,220	6,033	9.98
Class R-4	24,537	2,456	9.99
Class R-5	8,239	825	9.99
Class R-6	578,272	57,880	9.99

See Notes to Financial Statements

10	Short-Term Bond Fund of America

Statement of operations	unaudited
for the six months ended February 28, 2015	(dollars in thousands)

Investment income:
Income:
Interest		$24,214

Fees and expenses*:
Investment advisory services	$6,569
Distribution services	4,430
Transfer agent services	2,168
Administrative services	555
Reports to shareholders	119
Registration statement and prospectus	270
Trustees’ compensation	18
Auditing and legal	19
Custodian	6
State and local taxes	1
Other	266	14,421
Net investment income		9,793

Net realized loss and unrealized depreciation on investments and interest rate swaps:
Net realized gain (loss) on:
Investments	15,985
Interest rate swaps	(17,826)	(1,841)
Net unrealized (depreciation) appreciation on:
Investments	(2,673)
Interest rate swaps	570	(2,103)
Net realized loss and unrealized depreciation on investments and interest rate swaps		(3,944)

Net increase in net assets resulting from operations		$5,849

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Short-Term Bond Fund of America	11

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 28, 2015*	Year ended August 31, 2014
Operations:
Net investment income	$9,793	$23,035
Net realized (loss) gain on investments and interest rate swaps	(1,841)	2,661
Net unrealized (depreciation) appreciation on investments and interest rate swaps	(2,103)	17,897
Net increase in net assets resulting from operations	5,849	43,593

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(9,532)	(18,601)
Distributions from net realized gain on investments	(3,246)	—
Total dividends and distributions paid or accrued to shareholders	(12,778)	(18,601)

Net capital share transactions	34,483	54,050

Total increase in net assets	27,554	79,042

Net assets:
Beginning of period	4,601,031	4,521,989
End of period (including undistributed net investment income: $1,420 and $1,159, respectively)	$4,628,585	$4,601,031

* Unaudited.

See Notes to Financial Statements

12	Short-Term Bond Fund of America

Notes to financial statements	unaudited

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The fund seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average effective maturity no greater than three years.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None
*	Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Short-Term Bond Fund of America	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

14	Short-Term Bond Fund of America

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The

Short-Term Bond Fund of America	15

investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2015, all of the fund’s investments were classified as Level 2.

16	Short-Term Bond Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to

Short-Term Bond Fund of America	17

changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for

18	Short-Term Bond Fund of America

a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps as of February 28, 2015 (dollars in thousands):

	Assets		Liabilities
	Location on statement of		Location on statement of
Contract	assets and liabilities	Value	assets and liabilities	Value
Interest rate swaps	Variation margin	$—	Variation margin	$821

	Net realized loss		Net unrealized appreciation
	Location on statement of		Location on statement of
Contract	operations	Value	operations	Value
Interest rate swaps	Net realized loss on interest rate swaps	$(17,826)	Net unrealized appreciation on interest rate swaps	$570

Collateral — The fund participates in a collateral program due to its use of interest rate swaps. The program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

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6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state tax authorities for tax years before 2009.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,344
Capital loss carryforward*	(2,294)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 28, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$22,980
Gross unrealized depreciation on investment securities	(5,577)
Net unrealized appreciation on investment securities	17,403
Cost of investment securities	4,671,640

20	Short-Term Bond Fund of America

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2015		Year ended August 31, 2014
Class A	$8,092		$13,022
Class B	14		1
Class C	97		6
Class F-1	258		372
Class F-2	1,111		1,542
Class 529-A	719		1,049
Class 529-B	2		—	*
Class 529-C	64		3
Class 529-E	22		12
Class 529-F-1	156		221
Class R-1	5		—	*
Class R-2	41		2
Class R-2E†	—	*	—
Class R-3	68		32
Class R-4	53		76
Class R-5	29		63
Class R-6	2,047		2,200
Total	$12,778		$18,601

*	Amount less than one thousand.
†	Class R-2E shares were offered beginning August 29, 2014.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.250% on such assets in excess of $4 billion. For the the six months ended February 28, 2015, the investment advisory services fee was $6,569,000, which was equivalent to an annualized rate of 0.286% of average daily net assets.

Short-Term Bond Fund of America	21

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	0.90	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

22	Short-Term Bond Fund of America

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended February 28, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$2,729		$1,547		$148		Not applicable
Class B	55		5		Not applicable		Not applicable
Class C	525		53		26		Not applicable
Class F-1	150		75		30		Not applicable
Class F-2	Not applicable		151		80		Not applicable
Class 529-A	194		130		73		$131
Class 529-B	10		1		1		1
Class 529-C	348		33		18		31
Class 529-E	47		6		5		8
Class 529-F-1	—		22		12		22
Class R-1	28		3		1		Not applicable
Class R-2	165		83		11		Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	149		45		15		Not applicable
Class R-4	30		12		6		Not applicable
Class R-5	Not applicable		2		2		Not applicable
Class R-6	Not applicable		—	*	127		Not applicable
Total class-specific expenses	$4,430		$2,168		$555		$193

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $18,000 in the fund’s statement of operations includes $17,000 in current fees (either paid in cash or deferred) and a net increase of $1,000 in the value of the deferred amounts.

Short-Term Bond Fund of America	23

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2015

Class A	$453,412	45,340	$7,924	793		$(553,878)	(55,389)	$(92,542)	(9,256)
Class B	772	77	14	1		(5,040)	(506)	(4,254)	(428)
Class C	14,859	1,496	95	9		(33,321)	(3,356)	(18,367)	(1,851)
Class F-1	24,395	2,440	255	26		(20,536)	(2,054)	4,114	412
Class F-2	77,040	7,708	877	88		(65,982)	(6,599)	11,935	1,197
Class 529-A	42,462	4,247	717	72		(45,617)	(4,565)	(2,438)	(246)
Class 529-B	358	36	2	—	[2]	(865)	(87)	(505)	(51)
Class 529-C	9,382	947	64	6		(11,508)	(1,162)	(2,062)	(209)
Class 529-E	4,032	403	22	2		(3,918)	(392)	136	13
Class 529-F-1	10,424	1,043	155	15		(7,593)	(760)	2,986	298
Class R-1	731	74	5	1		(1,579)	(159)	(843)	(84)
Class R-2	9,105	918	40	4		(8,030)	(810)	1,115	112
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	12,077	1,209	67	7		(11,637)	(1,166)	507	50
Class R-4	8,025	802	53	5		(7,289)	(728)	789	79
Class R-5	3,195	320	29	3		(916)	(91)	2,308	232
Class R-6	147,569	14,751	2,046	205		(18,011)	(1,801)	131,604	13,155
Total net increase (decrease)	$817,838	81,811	$12,365	1,237		$(795,720)	(79,625)	$34,483	3,423

24	Short-Term Bond Fund of America

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2014

Class A	$1,080,343	108,111	$12,702		1,271		$(1,219,673)	(122,053)	$(126,628)	(12,671)
Class B	4,452	446	1		—	[2]	(14,549)	(1,458)	(10,096)	(1,012)
Class C	47,991	4,822	6		1		(76,230)	(7,658)	(28,233)	(2,835)
Class F-1	63,034	6,306	365		37		(90,701)	(9,073)	(27,302)	(2,730)
Class F-2	178,647	17,865	1,151		115		(142,359)	(14,253)	37,439	3,727
Class 529-A	100,833	10,089	1,044		104		(90,614)	(9,066)	11,263	1,127
Class 529-B	1,241	125	—	[2]	—	[2]	(2,586)	(260)	(1,345)	(135)
Class 529-C	26,198	2,635	3		—	[2]	(25,854)	(2,601)	347	34
Class 529-E	6,777	679	11		1		(6,004)	(601)	784	79
Class 529-F-1	17,977	1,799	220		22		(10,973)	(1,098)	7,224	723
Class R-1	3,373	339	—	[2]	—	[2]	(1,822)	(183)	1,551	156
Class R-2	17,930	1,802	2		—	[2]	(15,025)	(1,510)	2,907	292
Class R-2E3	10	1	—		—		—	—	10	1
Class R-3	31,792	3,183	32		3		(27,218)	(2,725)	4,606	461
Class R-4	15,110	1,512	76		8		(16,179)	(1,619)	(993)	(99)
Class R-5	5,182	518	62		6		(12,481)	(1,248)	(7,237)	(724)
Class R-6	220,170	22,024	2,200		220		(32,617)	(3,264)	189,753	18,980
Total net increase (decrease)	$1,821,060	182,256	$17,875		1,788		$(1,784,885)	(178,670)	$54,050	5,374

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,050,673,000 and $1,851,263,000, respectively, during the six months ended February 28, 2015.

Short-Term Bond Fund of America	25

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 2/28/2015[4,5]	$10.00	$.02	$— [6]	$.02
Year ended 8/31/2014	9.95	.05	.04	.09
Year ended 8/31/2013	10.10	.05	(.13)	(.08)
Year ended 8/31/2012	10.11	.08	.01	.09
Year ended 8/31/2011	10.15	.12	(.04)	.08
Year ended 8/31/2010	10.02	.14	.13	.27
Class B:
Six months ended 2/28/2015[4,5]	9.97	(.01)	(.01)	(.02)
Year ended 8/31/2014	9.94	(.02)	.05	.03
Year ended 8/31/2013	10.10	(.02)	(.14)	(.16)
Year ended 8/31/2012	10.11	.01	.01	.02
Year ended 8/31/2011	10.15	.05	(.04)	.01
Year ended 8/31/2010	10.02	.08	.13	.21
Class C:
Six months ended 2/28/2015[4,5]	9.94	(.02)	(.01)	(.03)
Year ended 8/31/2014	9.93	(.03)	.04	.01
Year ended 8/31/2013	10.10	(.03)	(.14)	(.17)
Year ended 8/31/2012	10.11	(.01)	.01	—
Year ended 8/31/2011	10.15	.04	(.04)	—
Year ended 8/31/2010	10.02	.06	.13	.19
Class F-1:
Six months ended 2/28/2015[4,5]	10.00	.02	(.01)	.01
Year ended 8/31/2014	9.95	.04	.04	.08
Year ended 8/31/2013	10.10	.04	(.14)	(.10)
Year ended 8/31/2012	10.11	.07	.01	.08
Year ended 8/31/2011	10.15	.11	(.04)	.07
Year ended 8/31/2010	10.02	.14	.13	.27
Class F-2:
Six months ended 2/28/2015[4,5]	10.00	.03	— [6]	.03
Year ended 8/31/2014	9.95	.07	.04	.11
Year ended 8/31/2013	10.10	.07	(.14)	(.07)
Year ended 8/31/2012	10.11	.10	.01	.11
Year ended 8/31/2011	10.15	.14	(.04)	.10
Year ended 8/31/2010	10.02	.17	.13	.30
Class 529-A:
Six months ended 2/28/2015[4,5]	10.00	.02	— [6]	.02
Year ended 8/31/2014	9.95	.05	.04	.09
Year ended 8/31/2013	10.10	.04	(.13)	(.09)
Year ended 8/31/2012	10.11	.07	.01	.08
Year ended 8/31/2011	10.15	.12	(.04)	.08
Year ended 8/31/2010	10.02	.14	.13	.27

26	Short-Term Bond Fund of America

Dividends and distributions
Dividends		Total				Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,	expenses		income (loss)
investment	(from capital	and	value, end	Total	end of period	to average		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)	net assets		net assets

$(.02)	$(.01)	$(.03)	$9.99	.17%	$2,920	.61%[7]		.45%[7]
(.04)	—	(.04)	10.00	.93	3,016	.59		.55
(.07)	—	(.07)	9.95	(.82)	3,124	.60		.51
(.10)	—	(.10)	10.10	.87	3,080	.60		.79
(.12)	—	(.12)	10.11	.79	3,251	.63		1.14
(.14)	—	(.14)	10.15	2.75	3,146	.63		1.39

— [6]	(.01)	(.01)	9.94	(.18)	11	1.28	[7]	(.23)[7]
— [6]	—	— [6]	9.97	.31	15	1.31		(.17)
— [6]	—	— [6]	9.94	(1.55)	25	1.31		(.20)
(.03)	—	(.03)	10.10	.17	37	1.30		.10
(.05)	—	(.05)	10.11	.13	59	1.29		.50
(.08)	—	(.08)	10.15	2.08	81	1.28		.74

— [6]	(.01)	(.01)	9.90	(.31)	96	1.45	[7]	(.40)[7]
— [6]	—	— [6]	9.94	.11	115	1.45		(.31)
— [6]	—	— [6]	9.93	(1.67)	143	1.45		(.34)
(.01)	—	(.01)	10.10	.03	168	1.45		(.05)
(.04)	—	(.04)	10.11	(.02)	228	1.44		.34
(.06)	—	(.06)	10.15	1.93	240	1.43		.59

(.01)	(.01)	(.02)	9.99	.01	124	.73	[7]	.32 [7]
(.03)	—	(.03)	10.00	.88	120	.74		.40
(.05)	—	(.05)	9.95	(.95)	147	.73		.38
(.09)	—	(.09)	10.10	.77	146	.70		.69
(.11)	—	(.11)	10.11	.73	156	.69		1.09
(.14)	—	(.14)	10.15	2.70	192	.68		1.33

(.03)	(.01)	(.04)	9.99	.15	323	.45	[7]	.60 [7]
(.06)	—	(.06)	10.00	1.18	311	.45		.69
(.08)	—	(.08)	9.95	(.68)	272	.46		.66
(.12)	—	(.12)	10.10	1.06	266	.41		.98
(.14)	—	(.14)	10.11	1.02	265	.40		1.36
(.17)	—	(.17)	10.15	3.00	193	.39		1.63

(.02)	(.01)	(.03)	9.99	.14	293	.67	[7]	.39 [7]
(.04)	—	(.04)	10.00	.87	295	.65		.49
(.06)	—	(.06)	9.95	(.89)	282	.67		.44
(.09)	—	(.09)	10.10	.82	266	.65		.73
(.12)	—	(.12)	10.11	.78	216	.64		1.13
(.14)	—	(.14)	10.15	2.74	160	.63		1.37

See page 31 for footnotes.

Short-Term Bond Fund of America	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset	Net	Net gains (losses)
	value,	investment	on securities	Total from
	beginning	income	(both realized	investment
	of period	(loss)	and unrealized)	operations
Class 529-B:
Six months ended 2/28/2015[4,5]	$9.94	$(.02)	$— [6]	$(.02)
Year ended 8/31/2014	9.93	(.03)	.04	.01
Year ended 8/31/2013	10.10	(.03)	(.14)	(.17)
Year ended 8/31/2012	10.11	(.01)	.01	—
Year ended 8/31/2011	10.15	.04	(.04)	—
Year ended 8/31/2010	10.02	.06	.13	.19
Class 529-C:
Six months ended 2/28/2015[4,5]	9.93	(.02)	(.02)	(.04)
Year ended 8/31/2014	9.92	(.04)	.05	.01
Year ended 8/31/2013	10.10	(.04)	(.14)	(.18)
Year ended 8/31/2012	10.11	(.01)	.01	—
Year ended 8/31/2011	10.15	.03	(.04)	(.01)
Year ended 8/31/2010	10.02	.05	.13	.18
Class 529-E:
Six months ended 2/28/2015[4,5]	10.00	— [6]	(.01)	(.01)
Year ended 8/31/2014	9.95	.01	.05	.06
Year ended 8/31/2013	10.10	.01	(.13)	(.12)
Year ended 8/31/2012	10.11	.04	.01	.05
Year ended 8/31/2011	10.15	.08	(.04)	.04
Year ended 8/31/2010	10.02	.11	.13	.24
Class 529-F-1:
Six months ended 2/28/2015[4,5]	10.00	.03	(.01)	.02
Year ended 8/31/2014	9.95	.06	.04	.10
Year ended 8/31/2013	10.10	.06	(.14)	(.08)
Year ended 8/31/2012	10.11	.09	.01	.10
Year ended 8/31/2011	10.15	.13	(.04)	.09
Year ended 8/31/2010	10.02	.16	.13	.29
Class R-1:
Six months ended 2/28/2015[4,5]	9.94	(.02)	(.01)	(.03)
Year ended 8/31/2014	9.92	(.03)	.05	.02
Year ended 8/31/2013	10.10	(.04)	(.14)	(.18)
Year ended 8/31/2012	10.11	(.01)	.01	—
Year ended 8/31/2011	10.15	.04	(.04)	—
Year ended 8/31/2010	10.02	.06	.13	.19
Class R-2:
Six months ended 2/28/2015[4,5]	9.94	(.02)	(.01)	(.03)
Year ended 8/31/2014	9.93	(.03)	.04	.01
Year ended 8/31/2013	10.10	(.03)	(.14)	(.17)
Year ended 8/31/2012	10.11	— [6]	.01	.01
Year ended 8/31/2011	10.15	.03	(.04)	(.01)
Year ended 8/31/2010	10.02	.06	.13	.19

28	Short-Term Bond Fund of America

Dividends and distributions
Dividends		Total				Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,	expenses		income (loss)
investment	(from capital	and	value, end	Total	end of period	to average		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)	net assets		net assets

$— [6]	$(.01)	$(.01)	$9.91	(.20)%	$2	1.43%[7]		(.37)%[7]
— [6]	—	— [6]	9.94	.11	3	1.43		(.30)
— [6]	—	— [6]	9.93	(1.67)	4	1.44		(.33)
(.01)	—	(.01)	10.10	.04	6	1.43		(.04)
(.04)	—	(.04)	10.11	.00	8	1.42		.36
(.06)	—	(.06)	10.15	1.95	9	1.41		.60

— [6]	(.01)	(.01)	9.88	(.41)	69	1.53	[7]	(.48)[7]
— [6]	—	— [6]	9.93	.10	71	1.52		(.38)
— [6]	—	— [6]	9.92	(1.77)	71	1.52		(.41)
(.01)	—	(.01)	10.10	(.04)	72	1.52		(.13)
(.03)	—	(.03)	10.11	(.09)	60	1.51		.26
(.05)	—	(.05)	10.15	1.85	50	1.51		.50

— [6]	(.01)	(.01)	9.98	(.09)	19	1.01	[7]	.05 [7]
(.01)	—	(.01)	10.00	.57	19	1.00		.14
(.03)	—	(.03)	9.95	(1.23)	18	1.01		.10
(.06)	—	(.06)	10.10	.46	17	1.01		.38
(.08)	—	(.08)	10.11	.41	14	1.01		.76
(.11)	—	(.11)	10.15	2.36	10	1.00		1.00

(.02)	(.01)	(.03)	9.99	.21	51	.54	[7]	.52 [7]
(.05)	—	(.05)	10.00	1.00	48	.53		.62
(.07)	—	(.07)	9.95	(.75)	41	.53		.59
(.11)	—	(.11)	10.10	.95	36	.52		.87
(.13)	—	(.13)	10.11	.91	27	.51		1.25
(.16)	—	(.16)	10.15	2.88	18	.50		1.50

— [6]	(.01)	(.01)	9.90	(.31)	5	1.48	[7]	(.43)[7]
— [6]	—	— [6]	9.94	.21	6	1.47		(.33)
— [6]	—	— [6]	9.92	(1.77)	5	1.47		(.36)
(.01)	—	(.01)	10.10	.02	5	1.46		(.06)
(.04)	—	(.04)	10.11	(.02)	6	1.44		.33
(.06)	—	(.06)	10.15	1.91	5	1.46		.55

— [6]	(.01)	(.01)	9.90	(.31)	45	1.48	[7]	(.43)[7]
— [6]	—	— [6]	9.94	.11	44	1.49		(.35)
— [6]	—	— [6]	9.93	(1.67)	41	1.46		(.35)
(.02)	—	(.02)	10.10	.07	38	1.41		(.02)
(.03)	—	(.03)	10.11	(.06)	36	1.47		.30
(.06)	—	(.06)	10.15	1.89	30	1.47		.54

See page 31 for footnotes.

Short-Term Bond Fund of America	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset	Net		Net gains (losses)
	value,	investment		on securities	Total from
	beginning	income		(both realized	investment
	of period	(loss)		and unrealized)	operations
Class R-2E:
Six months ended 2/28/2015[4,5]	$10.00	$.02		$(.01)	$.01
Period from 8/29/2014 to 8/31/2014[4,10]	10.00	—		—	—
Class R-3:
Six months ended 2/28/2015[4,5]	10.00	—	[6]	(.01)	(.01)
Year ended 8/31/2014	9.95	.01		.05	.06
Year ended 8/31/2013	10.10	.01		(.14)	(.13)
Year ended 8/31/2012	10.11	.03		.01	.04
Year ended 8/31/2011	10.15	.08		(.04)	.04
Year ended 8/31/2010	10.02	.10		.13	.23
Class R-4:
Six months ended 2/28/2015[4,5]	10.00	.02		— [6]	.02
Year ended 8/31/2014	9.95	.04		.04	.08
Year ended 8/31/2013	10.10	.04		(.13)	(.09)
Year ended 8/31/2012	10.11	.07		.01	.08
Year ended 8/31/2011	10.15	.11		(.04)	.07
Year ended 8/31/2010	10.02	.13		.13	.26
Class R-5:
Six months ended 2/28/2015[4,5]	10.01	.03		(.01)	.02
Year ended 8/31/2014	9.95	.07		.05	.12
Year ended 8/31/2013	10.10	.07		(.13)	(.06)
Year ended 8/31/2012	10.11	.10		.01	.11
Year ended 8/31/2011	10.15	.14		(.04)	.10
Year ended 8/31/2010	10.02	.17		.13	.30
Class R-6:
Six months ended 2/28/2015[4,5]	10.00	.03		— [6]	.03
Year ended 8/31/2014	9.95	.08		.04	.12
Year ended 8/31/2013	10.10	.08		(.14)	(.06)
Year ended 8/31/2012	10.11	.10		.01	.11
Year ended 8/31/2011	10.15	.15		(.04)	.11
Period from 11/20/2009 to 8/31/2010[4,11]	10.08	.13		.07	.20

	Six months
	ended
	February 28,	Year ended August 31
Portfolio turnover rate for all share classes	2015[3,4,5]	2014	2013	2012	2011	2010
Including mortgage dollar roll transactions	267%	257%	153%	57%	44%	19%
Excluding mortgage dollar roll transactions	245%	Not available

See Notes to Financial Statements

30	Short-Term Bond Fund of America

Dividends and distributions
Dividends		Total					Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,		expenses		income (loss)
investment	(from capital	and	value, end	Total	end of period		to average		to average
income)	gains)	distributions	of period	return[2,3]	(in millions)		net assets		net assets

$(.01)	$(.01)	$(.02)	$9.99	.11%[8]	$—	[9]	.56%[7,8]		.49%[7,8]

—	—	—	10.00	.00	—	[9]	—		—

— [6]	(.01)	(.01)	9.98	(.09)	60		1.01	[7]	.04	[7]
(.01)	—	(.01)	10.00	.56	60		1.02		.12
(.02)	—	(.02)	9.95	(1.25)	55		1.03		.08
(.05)	—	(.05)	10.10	.44	46		1.03		.36
(.08)	—	(.08)	10.11	.39	40		1.02		.74
(.10)	—	(.10)	10.15	2.32	29		1.04		.96

(.02)	(.01)	(.03)	9.99	.02	25		.71	[7]	.35	[7]
(.03)	—	(.03)	10.00	.91	24		.71		.44
(.06)	—	(.06)	9.95	(.93)	25		.71		.40
(.09)	—	(.09)	10.10	.78	21		.69		.70
(.11)	—	(.11)	10.11	.71	16		.71		1.06
(.13)	—	(.13)	10.15	2.65	10		.73		1.28

(.03)	(.01)	(.04)	9.99	.17	8		.40	[7]	.65	[7]
(.06)	—	(.06)	10.01	1.21	6		.41		.73
(.09)	—	(.09)	9.95	(.63)	13		.41		.70
(.12)	—	(.12)	10.10	1.06	14		.41		.99
(.14)	—	(.14)	10.11	1.01	15		.41		1.35
(.17)	—	(.17)	10.15	2.97	13		.42		1.60

(.03)	(.01)	(.04)	9.99	.29	578		.36	[7]	.70	[7]
(.07)	—	(.07)	10.00	1.17	447		.35		.79
(.09)	—	(.09)	9.95	(.58)	256		.35		.76
(.12)	—	(.12)	10.10	1.11	67		.35		.97
(.15)	—	(.15)	10.11	1.06	9		.36		1.42
(.13)	—	(.13)	10.15	1.99	11		.36	[7]	1.63	[7]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Not annualized.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Amount less than $.01.
[7]	Annualized.
[8]	Class R-2E assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[9]	Amount less than $1 million.
[10]	Class R-2E shares were offered beginning August 29, 2014.
[11]	The first date the share class had assets during the fund’s fiscal year ended August 31, 2010.

Short-Term Bond Fund of America	31

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2014, through February 28, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	Short-Term Bond Fund of America

	Beginning account value 9/1/2014	Ending account value 2/28/2015	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,001.72	$3.03	.61%
Class A — assumed 5% return	1,000.00	1,021.77	3.06	.61
Class B — actual return	1,000.00	998.16	6.34	1.28
Class B — assumed 5% return	1,000.00	1,018.45	6.41	1.28
Class C — actual return	1,000.00	996.91	7.18	1.45
Class C — assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class F-1 — actual return	1,000.00	1,000.09	3.62	.73
Class F-1 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class F-2 — actual return	1,000.00	1,001.47	2.23	.45
Class F-2 — assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 529-A — actual return	1,000.00	1,001.44	3.32	.67
Class 529-A — assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 529-B — actual return	1,000.00	997.97	7.08	1.43
Class 529-B — assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class 529-C — actual return	1,000.00	995.86	7.57	1.53
Class 529-C — assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class 529-E — actual return	1,000.00	999.14	5.01	1.01
Class 529-E — assumed 5% return	1,000.00	1,019.79	5.06	1.01
Class 529-F-1 — actual return	1,000.00	1,002.10	2.68	.54
Class 529-F-1 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class R-1 — actual return	1,000.00	996.88	7.33	1.48
Class R-1 — assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class R-2 — actual return	1,000.00	996.88	7.33	1.48
Class R-2 — assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class R-2E — actual return	1,000.00	1,001.10	2.78	.56
Class R-2E — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class R-3 — actual return	1,000.00	999.14	5.01	1.01
Class R-3 — assumed 5% return	1,000.00	1,019.79	5.06	1.01
Class R-4 — actual return	1,000.00	1,000.22	3.52	.71
Class R-4 — assumed 5% return	1,000.00	1,021.27	3.56	.71
Class R-5 — actual return	1,000.00	1,001.74	1.99	.40
Class R-5 — assumed 5% return	1,000.00	1,022.81	2.01	.40
Class R-6 — actual return	1,000.00	1,002.95	1.79	.36
Class R-6 — assumed 5% return	1,000.00	1,023.01	1.81	.36

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Short-Term Bond Fund of America	33

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34	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	35

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Short-Term Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2015, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Short-Term Bond Fund of America®
Investment portfolio
February 28, 2015
unaudited
Bonds, notes & other debt instruments 89.00% U.S. Treasury bonds & notes 25.72% U.S. Treasury 17.66%	Principal amount (000)	Value (000)
U.S. Treasury 0.50% 2016	$5,000	$4,997
U.S. Treasury 0.625% 2016	200,000	200,192
U.S. Treasury 1.50% 2016[1]	90,560	91,869
U.S. Treasury 1.75% 2016	45,655	46,438
U.S. Treasury 0.875% 2017	100,000	100,198
U.S. Treasury 1.00% 2017	70,105	70,206
U.S. Treasury 1.00% 2017	60,000	60,401
U.S. Treasury 1.00% 2017	50,000	50,168
U.S. Treasury 0.875% 2018	47,000	46,860
U.S. Treasury 1.00% 2018	42,000	42,005
U.S. Treasury 1.375% 2020	50,000	49,715
U.S. Treasury 2.00% 2025	53,500	53,529
U.S. Treasury 2.50% 2045	1,000	981
		817,559
U.S. Treasury inflation-protected securities 8.06%
U.S. Treasury Inflation-Protected Security 0.50% 2015[2]	175,566	175,093
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	15,960	16,140
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	14,200	14,583
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	41,361	42,105
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	40,092	40,754
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	56,874	57,846
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	25,931	26,512
		373,033
Total U.S. Treasury bonds & notes		1,190,592
Corporate bonds & notes 16.41% Financials 7.53%
AIG Global Funding 1.65% 2017[3]	20,000	20,103
American Express Credit Co. 1.55% 2017	8,110	8,155
Bank of America Corp. 1.067% 2016[4]	7,500	7,531
Bank of America Corp. 1.25% 2017	12,500	12,507
Bank of New York Mellon Corp. 0.815% 2018[4]	20,000	20,063
Bank of Nova Scotia 0.482% 2016[4]	20,000	20,014
Berkshire Hathaway Inc. 0.95% 2016	14,240	14,316
BNP Paribas 0.723% 2017[4]	14,845	14,867
BPCE SA group 2.25% 2020	15,000	15,088
Citigroup Inc. 1.216% 2016[4]	8,510	8,566
Citigroup Inc. 1.80% 2018	6,095	6,085
Credit Suisse Group AG 1.375% 2017	21,225	21,268
Goldman Sachs Group, Inc. 1.041% 2017[4]	20,000	20,052
JPMorgan Chase & Co. 2.25% 2020	26,075	25,945
MetLife Global Funding I 1.30% 2017[3]	10,000	10,045
MetLife Global Funding I 2.30% 2019[3]	6,745	6,841
Morgan Stanley 3.80% 2016	5,890	6,069
Short-Term Bond Fund of America — Page 1 of 10

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
New York Life Global Funding 1.95% 2020[3]	$6,560	$6,542
PNC Bank 1.50% 2017	2,000	2,010
PRICOA Global Funding I 1.35% 2017[3]	2,000	2,001
Royal Bank of Canada 1.20% 2017	21,215	21,278
Scentre Group 2.375% 2019[3]	1,380	1,386
Scentre Group 3.50% 2025[3]	2,975	3,043
Société Générale 3.10% 2015[3]	4,000	4,049
US Bancorp. 0.656% 2019[4]	20,000	20,003
US Bank NA 1.375% 2017	15,000	15,094
WEA Finance LLC 1.75% 2017[3]	14,420	14,486
Wells Fargo & Co. 1.15% 2017	21,225	21,243
		348,650
Energy 2.90%
Chevron Corp. 1.365% 2018	9,040	9,044
Chevron Corp. 1.961% 2020	7,690	7,695
Exxon Mobil Corp. 0.391% 2019[4]	31,820	31,839
Petróleos Mexicanos 3.50% 2020[3]	20,000	20,410
Shell International Finance BV 0.625% 2015	7,300	7,313
Statoil ASA 2.25% 2019	18,615	18,906
Total Capital Canada Ltd. 1.45% 2018	4,980	5,003
Total Capital International 0.75% 2016	10,000	10,024
Total Capital International 1.50% 2017	5,000	5,063
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,317
TransCanada PipeLines Ltd. 1.875% 2018	12,500	12,600
		134,214
Health care 2.62%
Aetna Inc. 1.50% 2017	3,088	3,101
Catholic Health Initiatives, Series 2012, 1.60% 2017	3,380	3,372
Eli Lilly and Co. 1.25% 2018	7,400	7,402
Eli Lilly and Co. 3.70% 2045	8,000	8,007
Gilead Sciences, Inc. 2.35% 2020	3,000	3,058
Johnson & Johnson 0.70% 2016	2,000	2,002
Medtronic, Inc. 1.50% 2018[3]	20,000	20,049
Merck & Co., Inc. 0.616% 2018[4]	26,200	26,296
Merck & Co., Inc. 1.85% 2020	15,320	15,285
Pfizer Inc. 0.541% 2018[4]	10,000	10,008
Roche Holdings, Inc. 1.35% 2017[3]	2,000	2,012
Sutter Health 1.09% 2053	7,475	7,457
UnitedHealth Group Inc. 1.875% 2016	3,000	3,052
UnitedHealth Group Inc. 1.40% 2017	9,785	9,875
		120,976
Consumer discretionary 1.25%
Amazon.com, Inc. 2.60% 2019	5,000	5,109
DaimlerChrysler North America Holding Corp. 1.25% 2016[3]	10,000	10,048
DaimlerChrysler North America Holding Corp. 1.45% 2016[3]	1,000	1,007
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	3,270	3,274
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	6,285	6,312
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,518
Short-Term Bond Fund of America — Page 2 of 10

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 1.45% 2018	$20,000	$20,158
Volkswagen Group of America Finance, LLC 1.60% 2017[3]	4,500	4,526
		57,952
Industrials 0.69%
General Electric Capital Corp. 0.532% 2017[4]	5,000	5,008
General Electric Capital Corp. 2.30% 2017	10,000	10,271
General Electric Capital Corp. 2.45% 2017	14,840	15,265
Raytheon Co. 6.75% 2018	1,225	1,413
		31,957
Utilities 0.49%
Duke Energy Progress Inc. 0.461% 2017[4]	8,540	8,538
Southern California Edison, First and Refunding Mortgage Bonds 1.125% 2017	13,795	13,837
		22,375
Information technology 0.45%
International Business Machines Corp. 0.45% 2016	8,305	8,305
International Business Machines Corp. 2.00% 2016	2,500	2,535
International Business Machines Corp. 1.125% 2018	10,000	9,968
		20,808
Telecommunication services 0.24%
Verizon Communications Inc. 2.625% 2020[3]	10,953	11,064
Materials 0.16%
Rio Tinto Finance (USA) Ltd. 1.375% 2016	7,460	7,511
Consumer staples 0.08%
Coca-Cola Co. 0.75% 2016	2,000	2,004
Wal-Mart Stores, Inc. 1.00% 2017	1,800	1,809
		3,813
Total corporate bonds & notes		759,320
Mortgage-backed obligations 16.25% Commercial mortgage-backed securities 8.07%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4,5]	17,260	17,741
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.571% 2038[4,5]	4,957	5,149
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.707% 2040[4,5]	11,398	12,367
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,5]	3,300	3,586
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[5]	8,458	8,448
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	14,476	15,406
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[5]	1,212	1,274
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039[5]	10,775	11,300
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1, 2.238% 2044[5]	712	715
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,5]	16,165	16,587
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,5]	4,882	4,977
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.787% 2038[4,5]	9,326	9,733
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[5]	7,427	7,916
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	18,577	20,292
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A-1, 1.468% 2044[5]	2,014	2,018
Short-Term Bond Fund of America — Page 3 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,5]	$12,970	$12,982
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3,5]	33,300	33,662
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037[5]	4,425	4,453
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-M, 5.525% 2043[4,5]	4,373	4,551
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4,5]	2,182	2,273
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class A-1, 1.031% 2045[5]	468	468
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	12,780	13,481
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[4,5]	968	1,029
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.698% 2049[4,5]	7,665	8,271
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4,5]	3,174	3,455
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.861% 2044[4,5]	9,599	10,448
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4,5]	10,134	10,500
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[5]	13,044	14,005
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	10,000	10,581
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.868% 2046[4,5]	11,039	11,562
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[5]	13,253	13,906
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.886% 2049[4,5]	6,795	7,387
Morgan Stanley Capital I Trust, Series 2005-HQ6, Class AJ, 5.073% 2042[4,5]	2,004	2,022
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-4, 5.194% 2042[4,5]	2,715	2,749
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	18,874	19,988
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[4,5]	5,458	5,481
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[5]	9,000	9,588
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.707% 2043[4,5]	21,337	22,159
Wachovia Bank Commercial Mortgage Trust, Series 2006-C-23, Class A-M, 5.712% 2043[4,5]	6,048	6,336
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,5]	4,315	4,535
		373,381
Federal agency mortgage-backed obligations 6.61%
Fannie Mae 4.00% 2019[5]	4,971	5,259
Fannie Mae 4.00% 2019[5]	2,197	2,324
Fannie Mae 4.00% 2019[5]	2,070	2,190
Fannie Mae 5.00% 2023[5]	788	873
Fannie Mae 5.00% 2023[5]	566	627
Fannie Mae 3.50% 2025[5]	1,935	2,057
Fannie Mae 4.50% 2025[5]	5,152	5,553
Fannie Mae 3.50% 2026[5]	4,080	4,334
Fannie Mae 3.50% 2035[5]	18,655	19,712
Fannie Mae 6.00% 2038[5]	7,504	8,543
Fannie Mae 6.00% 2038[5]	3,070	3,494
Fannie Mae 6.00% 2038[5]	230	262
Fannie Mae 2.19% 2039[4,5]	1,025	1,093
Fannie Mae 2.191% 2039[4,5]	1,284	1,369
Fannie Mae 2.26% 2039[4,5]	1,162	1,245
Fannie Mae 2.303% 2039[4,5]	1,701	1,816
Fannie Mae 2.335% 2039[4,5]	836	896
Fannie Mae 2.465% 2039[4,5]	1,106	1,185
Fannie Mae 3.58% 2039[4,5]	1,059	1,123
Fannie Mae 3.259% 2040[4,5]	2,438	2,609
Fannie Mae 4.187% 2040[4,5]	3,081	3,258
Fannie Mae 4.344% 2040[4,5]	3,574	3,803
Fannie Mae 2.386% 2041[4,5]	9,138	9,538
Fannie Mae 2.728% 2041[4,5]	3,083	3,300
Short-Term Bond Fund of America — Page 4 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.139% 2041[4,5]	$3,851	$4,056
Fannie Mae 3.529% 2041[4,5]	1,515	1,589
Fannie Mae 5.00% 2041[5]	6,265	7,012
Fannie Mae 2.379% 2042[4,5]	3,621	3,781
Fannie Mae, Series 2007-114, Class A7, 0.371% 2037[4,5]	7,500	7,405
Freddie Mac 5.50% 2024[5]	12,853	13,625
Freddie Mac 5.50% 2034[5]	860	971
Freddie Mac 3.50% 2035[5]	50,000	52,748
Freddie Mac 5.50% 2036[5]	701	785
Freddie Mac 5.368% 2038[4,5]	579	619
Freddie Mac 2.14% 2039[4,5]	1,084	1,137
Freddie Mac 2.349% 2039[4,5]	444	475
Freddie Mac 2.42% 2039[4,5]	1,865	1,990
Freddie Mac 3.50% 2040[4,5]	5,641	6,071
Freddie Mac 3.155% 2041[4,5]	7,648	8,080
Government National Mortgage Assn. 5.46% 2059[5]	14,277	15,004
Government National Mortgage Assn. 4.804% 2061[5]	898	963
Government National Mortgage Assn. 4.676% 2063[5]	1,902	2,053
Government National Mortgage Assn. 4.691% 2063[5]	2,138	2,310
Government National Mortgage Assn. 4.715% 2063[5]	2,311	2,493
Government National Mortgage Assn. 5.097% 2063[5]	1,042	1,122
Government National Mortgage Assn. 4.675% 2064[5]	2,023	2,183
Government National Mortgage Assn. 4.694% 2064[5]	2,173	2,345
Government National Mortgage Assn. 4.701% 2064[5]	2,219	2,395
Government National Mortgage Assn. 4.762% 2064[5]	4,355	4,723
Government National Mortgage Assn. 4.777% 2064[5]	2,076	2,243
Government National Mortgage Assn. 4.799% 2064[5]	2,189	2,363
Government National Mortgage Assn. 5.053% 2064[5]	1,523	1,618
Government National Mortgage Assn. 6.64% 2064[5]	3,764	4,085
Government National Mortgage Assn., Series 2012-H12, Class FT, 0.93% 2062[4,5]	3,994	4,009
Government National Mortgage Assn., Series 2014, Class H-08, 0.85% 2064[4,5]	19,266	19,284
Government National Mortgage Assn., Series 2012, Class H-20, 1.021% 2062[4,5]	39,622	40,100
		306,100
Other mortgage-backed securities 1.31%
Bank of Montreal 2.85% 2015[3,5]	5,000	5,035
Royal Bank of Canada 3.125% 2015[3,5]	7,000	7,022
Royal Bank of Canada 0.625% 2016[5]	33,448	33,501
Westpac Banking Corp. 1.375% 2015[3,5]	10,000	10,034
Westpac Banking Corp. 2.00% 2021[3,5]	5,000	4,993
		60,585
Collateralized mortgage-backed (privately originated) 0.26%
Freddie Mac, Series 2014-DN1, Class M-1, 1.171% 2024[4,5]	3,728	3,726
Freddie Mac, Series 2015-DN1, Class M-1, 1.421% 2025[4,5]	8,365	8,397
		12,123
Total mortgage-backed obligations		752,189
Asset-backed obligations 14.40%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3,5]	5,415	5,395
Aesop Funding LLC, Series 2011-5A, Class A, 3.27% 2018[3,5]	6,000	6,205
Aesop Funding LLC, Series 2014-1A, Class A, 2.46% 2020[3,5]	14,250	14,320
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,5]	20,480	20,548
Short-Term Bond Fund of America — Page 5 of 10

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,5]	$13,000	$12,998
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[5]	21,125	21,112
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	23,155	23,189
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2017[5]	12,880	12,816
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class C, 2.64% 2017[5]	1,045	1,058
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class C, 2.86% 2017[5]	8,478	8,513
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[5]	10,640	10,638
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[5]	9,100	9,083
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[5]	1,375	1,375
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,5]	5,901	5,889
Bank of the West Auto Trust, Series 2014-1, Class A-2, 0.69% 2017[3,5]	2,800	2,800
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,5]	1,300	1,300
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	4,000	4,016
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.153% 2021[3,4,5,6]	2,000	2,000
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[5]	19,200	19,178
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[5]	2,000	2,002
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[5]	2,900	2,900
CarMaxAuto Owner Trust, Series 2015-1, Class A-3, 1.38% 2019[5]	2,000	2,003
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[5]	243	251
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.591% 2026[3,4,5]	10,490	10,492
Chesapeake Funding LLC, Series 2015-1-A, Class A, 0.672% 2027[3,4,5]	8,000	8,002
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016[5]	943	944
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.624% 2020[4,5]	27,360	27,360
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	24,330	24,533
Drivetime Auto Owner Trust, Series 2015-1-A, Class A, 1.06% 2018[3,5]	15,000	15,000
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,5]	8,247	8,246
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,5,6]	11,000	10,981
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	5,000	4,997
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10% 2017[5]	5,520	5,522
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[5]	15,000	14,993
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,5]	12,010	12,154
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,5]	28,750	28,607
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,5]	4,075	4,116
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[5]	15,580	15,524
Hertz Fleet Lease Funding LP, Series 2013-3-A, 0.722% 2027[3,4,5]	18,065	18,084
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.572% 2028[3,4,5]	14,425	14,427
Hertz Fleet Lease Funding LP, Series 2014-1-B, 0.922% 2028[3,4,5]	2,700	2,702
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,5]	25,000	25,028
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[3,5]	5,300	5,418
Honda Auto Receivables Owner Trust, Series 2015-1, Class A-3, 1.05% 2018[5]	6,000	5,991
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	3,290	3,285
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[5]	7,842	7,916
Santander Drive Auto Receivables Trust, Series 2013-2, Class B, 1.33% 2016[5]	8,595	8,604
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[5]	3,980	4,001
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2017[5]	33,906	34,087
Santander Drive Auto Receivables Trust, Series 2014-1, Class A-3, 0.87% 2018[5]	10,980	10,984
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[5]	25,000	25,010
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[5]	6,000	5,999
Santander Drive Auto Receivables Trust, Series 2012-5, Class B, 1.56% 2018[5]	1,063	1,065
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[5]	7,500	7,501
Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.70% 2018[5]	2,715	2,757
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[5]	890	900
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[5]	3,600	3,596
Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.76% 2019[5]	5,765	5,745
Short-Term Bond Fund of America — Page 6 of 10

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2013-1, Class C, 1.76% 2019[5]	$3,182	$3,191
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[5]	1,155	1,166
Santander Drive Auto Receivables Trust, Series 2013-4, Class B, 2.16% 2020[5]	21,917	22,169
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	26,710	26,766
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[5]	8,600	8,593
Trade Maps Ltd., 2013-1-A-A, 0.872% 2018[3,4,5]	13,040	13,035
Trade Maps Ltd., 2013-1-A-B, 1.422% 2018[3,4,5]	5,040	5,043
Volkswagen Auto Lease Trust, Series 2013-A, Class A-3, 0.84% 2016[5]	7,000	7,008
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[5]	3,000	2,991
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[5]	2,500	2,495
		666,617
Federal agency bonds & notes 11.60%
Fannie Mae 0.50% 2015	20,000	20,011
Fannie Mae 0.375% 2016	25,000	24,955
Fannie Mae 5.00% 2016	31,070	32,566
Fannie Mae 1.00% 2017	41,750	41,613
Fannie Mae 1.25% 2017	50,000	50,585
Fannie Mae 5.00% 2017	63,805	69,515
Fannie Mae 1.75% 2019	87,910	88,743
Fannie Mae 1.75% 2019	4,000	4,025
Fannie Mae 1.625% 2020	5,000	5,001
Fannie Mae 2.625% 2024	2,000	2,059
Federal Home Loan Bank 0.375% 2015	25,000	24,997
Federal Home Loan Bank 0.375% 2016	44,400	44,392
Federal Home Loan Bank 0.50% 2016	2,500	2,497
Federal Home Loan Bank 0.625% 2016	5,000	5,000
Federal Home Loan Bank 1.125% 2018	7,000	7,000
Freddie Mac 2.50% 2016	45,000	46,175
Freddie Mac 0.50% 2017	6,000	5,976
Freddie Mac, Series K707, Class A1, multifamily 1.615% 2018[5]	371	374
Freddie Mac, Series K703, Class A1, multifamily 1.873% 2018[5]	6,318	6,375
Freddie Mac, Series KF02, Class A3, multifamily 0.80% 2020[4,5]	1,858	1,865
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[5]	1,635	1,727
Freddie Mac, Series K042, Class A2, multifamily 2.67% 2024[5]	6,870	6,936
Private Export Funding Corp. 1.375% 2017	36,930	37,178
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	4,000	4,087
United States Agency for International Development, Tunisia (Kingdom of) 2.452% 2021	3,000	3,089
		536,741
Bonds & notes of governments & government agencies outside the U.S. 2.63%
European Bank for Reconstruction & Development 1.75% 2019	4,000	4,005
European Investment Bank 0.875% 2017	2,000	2,001
European Investment Bank 1.625% 2020	12,000	11,987
European Investment Bank 2.50% 2024	2,500	2,586
European Investment Bank 1.875% 2025	5,000	4,884
Inter-American Development Bank 0.625% 2016	5,000	4,998
International Bank for Reconstruction and Development 1.625% 2022	10,000	9,824
KfW 0.875% 2017	3,000	2,977
KfW 1.00% 2018	8,000	7,962
Kingdom of Denmark 0.875% 2017[3]	2,000	2,002
Oesterreichische Kontrollbank Aktiengesellschaft 0.75% 2016	60,500	60,574
Oesterreichische Kontrollbank Aktiengesellschaft 1.625% 2019	1,000	1,005
Short-Term Bond Fund of America — Page 7 of 10

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Oesterreichische Kontrollbank Aktiengesellschaft 2.375% 2021	$2,000	$2,056
Swedish Government 1.00% 2017[3]	5,000	4,998
		121,859
Municipals 1.99%
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-2, 1.45% 2045 (put 2017)	4,950	5,000
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-4, 1.45% 2045 (put 2017)	925	934
State of Florida, Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.00% 2015	8,180	8,418
State of Florida, Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	1,820	1,979
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 1.298% 2016	20,970	21,090
State of Indiana, Trustees of Indiana University, Indiana University Student Fee Rev. Ref. Bonds, Series V-1, 5.00% 2018	2,000	2,276
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2016	3,680	3,885
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2017	3,200	3,527
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.087% 2016	25,000	25,012
State of Ohio, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	1,410	1,506
State of Ohio, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	1,655	1,812
State of Tennessee, Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	1,260	1,354
State of Texas, Harris County, Toll Road Rev. Ref. Bonds, Series 2012-D, 1.061% 2016	15,000	15,055
		91,848
Total bonds, notes & other debt instruments (cost: $4,099,899,000)		4,119,166
Short-term securities 12.31%
AstraZeneca PLC 0.12% due 5/20/2015[3]	20,000	19,992
Bank of Nova Scotia 0.28% due 8/5/2015[3]	50,000	49,948
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.14% due 3/6/2015	50,000	49,999
BNP Paribas Finance Inc. 0.07% due 3/2/2015	50,000	50,000
Coca-Cola Co. 0.16% due 7/9/2015[3]	25,000	24,986
Electricité de France 0.72% due 1/8/2016[3]	20,000	19,891
Fannie Mae 0.16% due 8/3/2015	50,000	49,983
Federal Home Loan Bank 0.06%–0.09% due 3/25/2015–4/24/2015	71,000	70,997
General Electric Co. 0.07% due 3/2/2015	80,600	80,600
Old Line Funding, LLC 0.18% due 4/20/2015[3]	40,000	39,990
Sumitomo Mitsui Banking Corp. 0.10% due 3/9/2015[3]	93,500	93,496
Victory Receivables Corp. 0.18% due 4/14/2015[3]	20,000	19,995
Total short-term securities (cost: $569,836,000)		569,877
Total investment securities 101.31% (cost: $4,669,735,000)		4,689,043
Other assets less liabilities (1.31)%		(60,458)
Net assets 100.00%		$4,628,585
Short-Term Bond Fund of America — Page 8 of 10

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $2,109,725,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 2/28/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.3775%	9/15/2015	$1,500,000	$15
Receive	LCH.Clearnet	3-month USD-LIBOR	0.758	8/1/2016	36,000	61
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7905	12/19/2016	400,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	0.893	1/5/2017	250,000	(377)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.9125	2/13/2017	150,000	170
Pay	LCH.Clearnet	3-month USD-LIBOR	0.946	2/20/2017	17,000	(28)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9085	2/26/2017	25,000	(20)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.8805	3/3/2017	80,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	1.229	3/2/2018	12,000	(3)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.42	12/30/2018	61,000	477
Receive	LCH.Clearnet	3-month USD-LIBOR	2.34	12/31/2018	208,000	1,304
Receive	LCH.Clearnet	3-month USD-LIBOR	2.34	12/31/2018	58,200	365
Receive	LCH.Clearnet	3-month USD-LIBOR	2.28	1/5/2019	237,000	1,180
Receive	LCH.Clearnet	3-month USD-LIBOR	2.075	1/9/2019	25,500	24
Receive	LCH.Clearnet	3-month USD-LIBOR	2.05	1/9/2019	41,000	19
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7275	1/23/2019	12,500	(75)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.5285	1/26/2020	20,000	96
Pay	LCH.Clearnet	3-month USD-LIBOR	1.4205	2/6/2020	75,000	772
Pay	LCH.Clearnet	3-month USD-LIBOR	1.6595	2/17/2020	200,000	(190)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.624	3/2/2020	25,000	30
Pay	LCH.Clearnet	3-month USD-LIBOR	1.627	3/2/2020	6,000	6
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9135	2/17/2022	20,000	(28)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.02	12/30/2024	25,000	(420)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9225	12/31/2024	26,400	(333)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9225	12/31/2024	94,000	(1,186)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.8625	1/6/2025	109,000	(1,076)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.555	1/8/2025	18,000	65
Pay	LCH.Clearnet	3-month USD-LIBOR	2.61375	1/9/2025	11,000	11
Pay	LCH.Clearnet	3-month USD-LIBOR	2.42	1/21/2025	5,250	50
Receive	LCH.Clearnet	3-month USD-LIBOR	2.24793	2/19/2025	20,000	241
Receive	LCH.Clearnet	3-month USD-LIBOR	2.179	2/19/2025	7,000	40
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2605	2/24/2025	20,000	(263)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.695	1/5/2045	25,000	(1,153)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.604	2/23/2045	1,500	39
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4935	3/3/2045	15,000	—
						$(187)

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $16,398,000, which represented .35% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $770,578,000, which represented 16.65% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $12,981,000, which represented .28% of the net assets of the fund.

Short-Term Bond Fund of America — Page 9 of 10

unaudited
Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Facs. = Facilities
Fin. = Finance
Ref. = Refunding
Rev. = Revenue
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-048-0415O-S42149	Short-Term Bond Fund of America — Page 10 of 10

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended February 28, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the Short-Term Bond Fund of America’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Short-Term Bond Fund of America’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: April 30, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2015